Investments in Associates and Joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Summary of Investments in Associates and Joint Ventures
(a)	Investments in associates and joint ventures as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Investments in associates	￦	1,632,386	1,844,618
Investments in joint ventures		3,106,407	3,135,535

	￦	4,738,793	4,980,153

Details of Investments in Associates
(b)	Details of investments in associates as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2024		2025
[Domestic]
Samcheok Blue Power Co.,Ltd.(*1)	4,507,138	34.00	￦	473,093	￦	392,269	421,699
Chun-cheon Energy Co., Ltd(*1)	17,308,143	49.10		86,541		14,054	16,685
Pocheon-Hwado Highway Corp.(*1)	7,109,230	27.89		35,546		14,834	17,194
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	944,920	29.53		4,725		12,401	12,096
PCC Amberstone Private Equity Fund 1(*2)	3,077,195,168	8.80		3,077		6,181	2,791
Others(*1)						122,688	134,363

						562,427	604,828

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	50,082	25.04		87,962		279,349	263,375
9404-5515 Quebec Inc.	284,463,243	25.85		328,509		426,276	411,602
AMCI (WA) PTY LTD	49	49.00		209,664		68,478	162,606
KOREA LNG LTD.	2,400	20.00		135,205		25,622	19,524
PT. Wampu Electric Power(*1)	8,708,400	20.00		10,054		17,680	16,483
POS-SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		10,713	11,994
M RES NSW HCC II Pty Ltd(*3)	72,000,000	92.31		104,511		—	101,884
Others(*1)						241,841	252,322

						1,069,959	1,239,790

					￦	1,632,386	1,844,618

(*1)	As of December 31, 2024 and 2025, investments in associates amounting to ￦ 452,614 million and ￦ 486,995 million, respectively, are provided as collateral in relation to the associates’ borrowings.
(*2)
As of December 31, 2025, the entity is classified as an investment in associates since the Company has significant influence over the investee although the Company’s percentage of ownership is less than 20%, considering the structure of the entity’s Board of Directors and others.

(*3)
As of December 31, 2025, the entitiy is classified as an investment in an associate as the Company is considered to have significant influence based on the composition of the Board of Directors although the Company’s ownership interest is more than a majority.

Details of Investments in Joint Ventures
(c)	Details of investments in joint ventures as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2024		2025
[Domestic]
POSCO MC MATERIALS	11,568,000	60.00	￦	115,680	￦	153,839	146,038
SNNC	18,130,000	49.00		90,650		38,046	2,364
Others						10,042	12,702

						201,927	161,104

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,397,824	1,441,376
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		477,898	466,492
KOBRASCO	2,010,719,185	50.00		32,950		119,820	126,943
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		126,906	132,616
PT NICOLE METAL INDUSTRY	152,764,706	49.00		603,178		578,604	649,462
HBIS-POSCO Automotive Steel Co., Ltd	—	50.00		235,251		179,841	134,404
Others						23,587	23,138

						2,904,480	2,974,431

					￦	3,106,407	3,135,535

(*1)	As of December 31, 2024 and 2025, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.

Changes in Investments in Associates and Joint Ventures
(d)	Changes in investments in associates and joint ventures for the years ended December 31, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2024

(in millions of Won)
Company	December 31, 2023 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2024 Book value
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	323,521	25,680	(10,993)	54,140	(79)	392,269
SNNC		100,692	—	—	(61,898)	(748)	38,046
Chun-cheon Energy Co., Ltd		15,040	—	—	1,807	(2,793)	14,054
Pocheon-Hwado Highway Corp.		23,998	—	—	(9,164)	—	14,834
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		13,967	—	—	(384)	(1,182)	12,401
PCC Amberstone Private Equity Fund 1		8,904	175	(490)	(484)	(1,924)	6,181
POSCO MC MATERIALS		155,748	—	(1,800)	403	(512)	153,839
Others		150,985	12,362	(4,999)	(6,802)	(18,816)	132,730

		792,855	38,217	(18,282)	(22,382)	(26,054)	764,354

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		287,282	—	(64,208)	45,923	10,352	279,349
AES Mong Duong Power Company Limited(*2)		230,699	—	(34,821)	(82,075)	(113,803)	—
9404-5515 Quebec Inc.		346,724	—	(17,764)	35,241	62,075	426,276
AMCI (WA) PTY LTD		60,225	—	—	(5,127)	13,380	68,478
NCR LLC		253,121	4,275	—	(266,425)	9,029	—
KOREA LNG LTD.		58,759	—	(17,829)	17,714	(33,022)	25,622
Nickel Mining Company SAS		87,967	—	—	(94,353)	6,386	—
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		105,300	—	—	(117,143)	11,843	—
PT. Wampu Electric Power		15,632	—	(1,764)	1,238	2,574	17,680
POS-SeAH Steel Wire(Nantong) Co., Ltd.		8,642	—	—	573	1,498	10,713
Roy Hill Holdings Pty Ltd		1,400,009	—	(284,541)	203,130	79,226	1,397,824
POSCO-NPS Niobium LLC		419,192	—	(29,225)	29,336	58,595	477,898
KOBRASCO		99,768	—	(5,761)	37,914	(12,101)	119,820
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		111,001	—	(10,772)	14,207	12,470	126,906
DMSA/AMSA		16,572	—	—	(17,299)	727	—
PT NICOLE METAL INDUSTRY		284,351	247,824	—	(315)	46,744	578,604
HBIS-POSCO Automotive Steel Co., Ltd		208,765	—	—	(49,480)	20,556	179,841
Others		233,400	7,860	(26,222)	12,865	37,525	265,428

		4,227,409	259,959	(492,907)	(234,076)	214,054	3,974,439

	￦	5,020,264	298,176	(511,189)	(256,458)	188,000	4,738,793

(*1)
Other increase (decrease) represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others during the year ended December 31, 2024.

(*2)	During the year ended December 31, 2024, the Company determined to sell AES Mong Duong Power Company Limited and classified it as assets held for sale.

2)	For the year ended December 31, 2025

(in millions of Won)
Company	December 31, 2024 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2025 Book value
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	392,269	17,509	(2,795)	7,595	7,121	421,699
SNNC		38,046	—	—	(35,826)	144	2,364
Chun-cheon Energy Co., Ltd		14,054	—	—	2,016	615	16,685
Pocheon-Hwado Highway Corp.		14,834	—	—	2,360	—	17,194
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		12,401	—	—	(306)	1	12,096
PCC Amberstone Private Equity Fund 1		6,181	—	(227)	(469)	(2,694)	2,791
POSCO MC MATERIALS		153,839	—	(3,000)	(5,072)	271	146,038
Others		132,730	25,597	(2,216)	(2,445)	(6,602)	147,064

		764,354	43,106	(8,238)	(32,147)	(1,144)	765,931

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		279,349	—	(37,273)	57,362	(36,063)	263,375
9404-5515 Quebec Inc.		426,276	—	(21,180)	12,359	(5,853)	411,602
AMCI (WA) PTY LTD		68,478	—	—	95,188	(1,060)	162,606
KOREA LNG LTD.		25,622	—	(5,040)	5,192	(6,250)	19,524
PT. Wampu Electric Power		17,680	—	(1,708)	739	(228)	16,483
POS-SeAH Steel Wire(Nantong) Co., Ltd.		10,713	—	—	983	298	11,994
Roy Hill Holdings Pty Ltd		1,397,824	—	(213,794)	161,274	96,072	1,441,376
POSCO-NPS Niobium LLC		477,898	—	(44,955)	43,229	(9,680)	466,492
KOBRASCO		119,820	—	(22,955)	17,761	12,317	126,943
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		126,906	—	(11,440)	15,399	1,751	132,616
PT NICOLE METAL INDUSTRY(*2)		578,604	62,574	—	19,497	(11,213)	649,462
HBIS-POSCO Automotive Steel Co., Ltd		179,841	—	—	(47,669)	2,232	134,404
M RES NSW HCC II Pty Ltd		—	104,511	—	(2,210)	(417)	101,884
Others		265,428	3,088	(9,526)	2,953	13,518	275,461

		3,974,439	170,173	(367,871)	382,057	55,424	4,214,222

	￦	4,738,793	213,279	(376,109)	349,910	54,280	4,980,153

(*1)
Other increase (decrease) represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others for the year ended December 31, 2025.

(*2)
For the year ended December 31, 2025, the Company acquired an additional investment in a joint venture amounting to
￦
62,574 million by participating in a capital increase of PT N
I
COLE METAL INDUSTRY for an investment in a nickel pyrometallurgical plant in Indonesia.

Summarized Financial Information of Associates and Joint Ventures
(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2024 and 2025 are as follows:

1)	As of and for the year ended December 31, 2024

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	4,770,385	4,013,505	756,880	596,497	177,922
SNNC		656,049	560,530	95,519	690,103	(127,233)
Chun-cheon Energy Co., Ltd		540,333	417,139	123,194	430,679	5,089
Pocheon-Hwado Highway Corp.		690,646	599,199	91,447	21,920	(29,582)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		14,663	2,968	11,695	—	(1,302)
PCC Amberstone Private Equity Fund 1		72,722	2,455	70,267	7	(5,508)
POSCO MC MATERIALS		385,270	127,335	257,935	226,376	1,217
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,634,345	518,743	1,115,602	409,790	183,392
AES Mong Duong Power Company Limited		1,758,256	922,268	835,988	460,672	118,071
9404-5515 Quebec Inc.		1,704,653	—	1,704,653	—	136,320
FQM Australia Holdings Pty Ltd		61,735	1,521,991	(1,460,256)	102,869	(396,146)
KOREA LNG LTD.		128,215	102	128,113	90,578	88,572
Nickel Mining Company SAS		519,560	282,321	237,239	237,102	(27,170)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		325,284	39,058	286,226	82,254	(7,139)
PT. Wampu Electric Power		209,725	124,359	85,366	19,133	6,191
POS-SeAH Steel Wire(Nantong) Co., Ltd.		98,919	58,972	39,947	139,499	2,145
Roy Hill Holdings Pty Ltd		10,460,434	2,356,265	8,104,169	7,179,077	2,038,555
POSCO-NPS Niobium LLC		955,592	—	955,592	—	57,722
KOBRASCO		282,087	43,052	239,035	118,408	74,690
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		1,180,532	699,775	480,757	1,595,656	56,830
DMSA/AMSA		3,364,786	3,468,220	(103,434)	694,120	(571,215)
HBIS-POSCO Automotive Steel Co., Ltd		1,024,831	645,671	379,160	518,808	(90,757)
PT NICOLE METAL INDUSTRY		818,168	25,039	793,129	—	(644)

2)	As of and for the year December 31, 2025

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	5,186,881	4,361,206	825,675	638,593	23,070
SNNC		553,862	531,702	22,160	767,857	(73,652)
Chun-cheon Energy Co., Ltd		505,987	382,416	123,571	363,995	377
Pocheon-Hwado Highway Corp.		683,282	584,471	98,811	24,289	7,364
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		13,340	2,694	10,646	1,050	(1,049)
PCC Amberstone Private Equity Fund 1		33,795	2,067	31,728	891	(5,329)
POSCO MC MATERIALS		349,737	104,830	244,907	205,386	(8,479)

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,445,230	393,409	1,051,821	462,017	229,086
9404-5515 Quebec Inc.		1,631,812	21	1,631,791	—	47,813
FQM Australia Holdings Pty Ltd		57,067	1,579,336	(1,522,269)	—	(96,001)
KOREA LNG LTD.		97,944	325	97,619	28,117	25,960
Nickel Mining Company SAS		491,050	303,284	187,766	187,021	(70,342)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		340,488	71,616	268,872	187,600	(21,282)
PT. Wampu Electric Power		190,896	111,514	79,382	19,108	3,693
POS-SeAH Steel Wire(Nantong) Co., Ltd.		99,974	55,384	44,590	151,451	3,814
Roy Hill Holdings Pty Ltd		11,118,720	2,625,843	8,492,877	7,209,853	1,641,837
POSCO-NPS Niobium LLC		932,780	—	932,780	—	79,937
KOBRASCO		276,085	22,804	253,281	54,101	35,522
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		1,272,968	769,371	503,597	1,455,502	61,595
DMSA/AMSA		875,900	1,692,942	(817,042)	856,215	(684,937)
HBIS-POSCO Automotive Steel Co., Ltd		964,614	679,930	284,684	625,983	(97,928)
PT NICOLE METAL INDUSTRY		1,073,184	172,335	900,849	701,059	40,197
M RES NSW HCC II Pty Ltd		109,139	3	109,136	—	(2,761)

Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method
(f)	The amounts of equity method losses not recognized due to the suspension of the application of the equity method to associates and join ventures for the year ended December 31, 2025 are as follows:

(in millions of Won)
Company	Beginning balance		Increase	Ending balance
New Songdo International City Development, LLC	￦	112,305	32,087	144,392
UITrans LRT Co., Ltd.		48,496	2,196	50,692
FQM Australia Holdings Pty Ltd		355,197	23,352	378,549
Nickel Mining Company SAS		—	29,608	29,608
Others		61,733	69,554	131,287

	￦	577,731	156,797	734,528